Financial Instruments - Disclosure of Financial Instruments at Fair Value through Profit or (Loss) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Current assets	R$ 1,531,036	R$ 1,168,355
Non-current assets	140,824	7,146
Private markets funds [member]
Disclosure of financial assets [line items]
Non-current assets	30,189	7,146
Mutual funds [Member]
Disclosure of financial assets [line items]
Non-current assets	9,919	0
Real Estate Investments [Member]
Disclosure of financial assets [line items]
Non-current assets	99,341	0
Listed Equity Securities [Member]
Disclosure of financial assets [line items]
Non-current assets	1,375	0
Mutual funds [Member]
Disclosure of financial assets [line items]
Current assets	1,519,524	1,168,355
Listed Equity Securities [Member]
Disclosure of financial assets [line items]
Current assets	2,836	0
Real Estate Investments [Member]
Disclosure of financial assets [line items]
Current assets	2,923	0
Other Financial Assets [Member]
Disclosure of financial assets [line items]
Current assets	106	0
Derivative Financial Assets [Member]
Disclosure of financial assets [line items]
Current assets	R$ 5,647	R$ 0